Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital
13.
Share capital
(a)
Authorized

Unlimited number of common shares without par value.

(b)
Issued

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	Stated Value $	Number of shares	Stated Value $	Number of shares	Stated Value $
Common shares
Balance, beginning of year	38,403,737	281,296,133	35,586,301	242,487,728	35,230,551	235,611,237
Private placement financing, net of issuance costs	9,450,000	11,964,919
Initial public offering, net of issuance costs	—	—	2,000,000	27,460,805	—	—
DSU exercise (Note 14)	962,500	15,467,160	173,958	2,733,328	25,000	400,000
RSU exercise (Note 14)	900,000	13,321,000	31,875	460,225	—	—
Option exercise (Note 14)	10,000	120,511	489,166	6,019,398	330,750	6,476,491
Warrant exercise (Note 15)	—	—	122,437	2,134,649	—	—
Purchase of shares under ELOC, net of issuance costs	3,750,000	5,999,500	—	—	—	—
Issued for equity line of credit	215,852	375,000	—	—	—	—
Balance, end of year	53,692,089	328,544,223	38,403,737	281,296,133	35,586,301	242,487,728

On October 18, 2024, the Company consolidated its common shares on the basis of 4:1. All common shares, options, DSUs, RSUs and value per share amounts in the consolidated financial statements have been updated retrospectively to reflect the share consolidation.

Activity during the year ended December 31, 2025

On October 20 and October 27, 2025, the Company closed private placement financings to certain institutional and accredited investors consisting of an aggregate of 9,450,000 Common Units and 4,550,000 Pre-Funded Units. Each Common Unit was comprised of one common share of the Company and one common stock purchase warrant to purchase one common share (“Common Warrants”). Each Pre-Funded Unit was comprised of one pre-funded warrant to purchase one common share (“Pre-Funded Warrants”) and one Common Warrant. Each Common Unit was issued at a purchase price of $2.00, and each Pre-Funded Unit was issued at a purchase price of $1.999. The Pre-Funded Warrants have an exercise price of $0.001 per common share, are immediately exercisable and remain exercisable until exercised in full. The Common Warrants are immediately exercisable at an exercise price of $3.00 per common share and expire on October 20, 2030. On the closing of the private placements the Company issued 9,450,000 Common Shares, 14,000,000 Common Warrants and 4,550,000 Pre-Funded Warrants for gross proceeds of $27,997,460. The Company incurred costs of $1,989,008 in connection with the private placement of which $440,277 was allocated to the warrants in the consolidated statements of financial position and $633,638, related to warrant liability (see Note 15), were expensed to finance costs in the consolidated statements of loss and comprehensive loss. The grant date fair value of $8,918,500 allocated to the Common Warrants was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; volatility based on the calibrated volatility of comparable companies of 36.2%; risk-free interest rate of 2.62%, a stock price of $2.33, based on the market price of the Company's common shares on October 17, 2025 and an expected life of 5 years. The Company had approximately $6.3 million (December 31, 2024 - $nil) of net unrecognized day‑one gains on initial recognition of the warrant liability measured using unobservable inputs. During the year, approximately $0.9 million of previously deferred day‑one gains were recognized in earnings. See Note 15.

On May 1, 2025 (the (“Execution Date”), the Company entered into an equity line of credit agreement (the

“ELOC”) with Alumni Capital LP (“Alumni Capital”). Under the terms of the ELOC, the Company has the right to sell and Alumni Capital has the obligation to purchase up to $75 million worth of common shares of the Company over a 24 month period at prices based on the market price at the time of each sale to Alumni Capital. The Company, at its sole discretion, controls the timing and amount of the sale of common shares. In consideration for the ELOC’s execution and delivery of the ELOC, the Company agreed to issue to Alumni Capital (i) $375,000 worth of the Company’s Common Shares (the “First Tranche”) which were issued June 20, 2025 (see below) and (ii) $375,000 worth of the Company’s Common Shares issuable within 180 days from the date on which the First Tranche was issued and delivered, in accordance with the terms and subject to the conditions of the ELOC.

On June 20, 2025, 215,852 common shares, with a grant date fair value of $375,000, were issued as consideration for the execution and delivery of the ELOC with Alumni Capital. The fair value of the common shares is included in finance costs in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2025, the Company issued 3,750,000 common shares of the Company for gross proceeds of $6,064,500 under the terms of the ELOC with Alumni Capital. The Company paid $65,000 in connection with the share issuance.

Activity during the year ended December 31, 2024

On November 29, 2024, the Company closed an initial public offering (the “IPO”) of 2,000,000 of its common shares, at a price of $15.00 per share, for gross proceeds of $30,000,000. In connection with the IPO, the Company paid $2,020,095 in share issue costs and issued 100,000 broker warrants with exercise prices of $19.50. The grant date fair value of the broker warrants of $519,100 was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility based on the historical volatility of comparable companies of 75.01%; risk-free interest rate of 3.23%, a stock price of $15.00 and an expected life of 2 years.

During the year ended December 31, 2024, 173,958 DSUs with a grant date fair value of $2,733,328 and 31,875 RSUs with a grant date fair value of $460,225 were exercised.

During the year ended December 31, 2024, 489,166 options with weighted average exercise prices of $4.21 were exercised for gross proceeds of $2,057,500.

During the year ended December 31, 2024, 122,437 warrants with weighted average exercise prices of $13.19 were exercised for gross proceeds of $1,614,750.

Activity during the year ended December 31, 2023

During the year ended December 31, 2023, 25,000 DSUs with a grant date fair value of $400,000 were exercised.

During the year ended December 31, 2023, 330,750 options with weighted average exercise prices of $7.55, were exercised for gross proceeds of $2,497,500.